Income Tax Expense/ (Benefit)	12 Months Ended
Jan. 31, 2019
Income taxes [Abstract]
Income Tax Expense/(Benefit)

7	Income Tax Expense/(benefit)

(a) The major components of tax expense/(benefit) comprise:

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Current tax
Current tax on profits for the period	(667)	537	807	301
Adjustments for current tax of prior periods	(607)	(477)	58	(344)
Total current tax expense/(benefit)	(1,274)	60	865	(43)
Deferred tax expense/(benefit)
Decrease/(increase) in deferred tax assets (note 28)	-	-	-	5,589
Income tax expense/(benefit) for continuing operations	(1,274)	60	865	5,546

(b) Reconciliation of income tax to accounting profit:

Loss before income tax	(50,492)	(37,533)	(15,114)	(15,200)
Tax at New Zealand tax rate of 28%	(14,138)	(10,509)	(4,232)	(4,256)
Tax effect of:
- permanent differences (including impairment expense)	753	(105)	(6)	757
- adjustments in respect of current income tax of previous years	(522)	(449)	41	(237)
- effects of different tax rates of subsidiaries operating in other jurisdictions	493	(30)	(15)	(42)
- deferred tax assets relating to the current year not brought to account	12,077	11,150	5,119	3,934
- deferred tax assets relating to prior periods no longer recognised (note 28)	-	-	-	5,589
- other	63	3	(42)	(199)
Income tax expense/(benefit)	(1,274)	60	865	5,546

(c) Tax losses not recognised

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Unused tax losses for which no deferred tax asset has been recognised	130,587	87,455	43,269	23,765
Potential tax benefit at 28%	36,564	24,487	12,115	6,654

The Group has assessed future forecast profits and concluded that not enough criteria have been satisfied to recognise any deferred tax assets at the period ended 31 January 2019. Unused tax losses do not have an expiry date.

(d) Temporary differences not recognised

	For the Year Ended 31 January 2019 NZ$000’s	For the Year Ended 31 January 2018 NZ$000’s	For the 7 Months Ended 31 January 2017 NZ$000’s	For the Year Ended 30 June 2016 NZ$000’s
Temporary differences for which no deferred tax asset has been recognised	14,504	14,661	18,703	19,924
Potential tax benefit at 28%	4,061	4,105	5,237	5,579